Capital Management - Net Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Trade and other payables	$ 190,692	$ 155,955
Trade and other receivables	(173,409)	(107,477)
Net Debt	1,409,717	1,847,601
Unamortized debt issuance costs | Credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	1,343	1,952
Unamortized debt issuance costs | Long-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	11,393	15,082
Cost | Credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	(505,171)	(649,221)
Cost | Long-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (874,527)	$ (1,132,868)